Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements as of June 30, 2020:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
Assets
Cash equivalents - money market funds	$62,104	$—	$—	$62,104
Restricted cash	—	263	—	263

Total assets	$62,104	$263	$—	$62,367

Liabilities
Derivative liability related to loan	$—	$—	$—	$—

Total liabilities	$—	$—	$—	$—

	Fair Value Measurements as of December 31, 2019:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
Assets
Cash equivalents – money market funds	$22,784	$—	$—	$22,784
Restricted cash	—	263	—	263

Total assets	$22,784	$263	$—	$23,047

Liabilities
Derivative liability related to loan	$—	$—	$494	$494

Total liabilities	$—	$—	$494	$494

Valuation of Derivative Liability

The Company’s derivative liability was comprised of the contingent interest rate reset features and a contingent feature to pay a success fee upon the occurrence of certain liquidity events, each of which met the definition of a derivative instrument, which terms are included in the loan and security agreement (refer to Note 7). The Company classified these instruments as a liability on the condensed consolidated balance sheets because these features were not clearly and closely related to its host instrument and met the definition of a derivative. The derivative liability was initially recorded at fair value upon issuance of the loan and was being subsequently remeasured to fair value at each reporting date. Changes in the fair value of the derivative liability were recognized as a component of other income (expense), net in the condensed consolidated statements of operations. The success fee was paid in full following the close of the Merger.

The fair value of the derivative liability recognized was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the derivative liability was determined using the probability-weighted expected return method, which considered as inputs the type, timing and probability of occurrence of a change-of-control event, the future equity financing and cash settlement of the loans; the potential amount of the payment under each of these potential settlement scenarios; and the risk-adjusted discount rate reflecting the expected risk profile for each of the potential settlement scenarios.

The following table provides a roll forward of the aggregate fair values of the Company’s derivative liability (in thousands):

Derivative Liability
Balance at December 31, 2019	$494
Change in fair value	556
Payment of success fee	(1,050)

Balance at June 30, 2020	$—

4.	Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements as of December 31, 2019 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31,
Assets
Cash equivalents—money market funds	$22,784	$—	$—	$22,784
Restricted cash	—	263	—	263

Total assets	$22,784	$263	$—	$23,047

Liabilities
Derivative liability related to loan	$—	$—	$494	$494

Total liabilities	$—	$—	$494	$494

	Fair Value Measurements as of December 31, 2018 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31,
Assets
Cash equivalents—money market funds	$55,291	$—	$—	$55,291
Restricted cash	—	262	—	262

Total assets	$55,291	$262	$—	$55,553

Liabilities
Long term call right liability	$—	$—	$390	$390

Total liabilities	$—	$—	$390	$390

Valuation of Call Right Liability

As of December 31, 2017, the call right liability was comprised of the fair value of each investors’ right to purchase their allotted A-5 preferred units at the predetermined purchase price as described in Note 8. These call rights were financial instruments that might create a conditional obligation to repurchase units for cash in the contract and were therefore recorded as liabilities and measured at fair value. The call right liability was settled in June 2018 with the issuance of Series A-5 preferred units (“Series A-5”) as further described in Note 8 and is, therefore, no longer outstanding. The fair value of the Series A-5 call rights was based on significant inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy. The Company utilized a Monte Carlo model to value these instruments. The assumptions used, in the Monte Carlo Simulations to value the equity on a daily basis through the expected date of the A-4 close were as follows: expected term of 0.75 years, expected volatility of 64.2%, risk-free rate of return of 0.53%, current total unit value of $67.5 million. An option pricing model was used to value the call right utilizing the following assumptions: equity price determined by Monte Carlo Simulations, expected term of 2.04 to 3.04 years, expected volatility of 67.4% to 68.7%, risk-free rate of return of 0.75% to 0.87%, and no expected dividend yield.

The following table provides a rollforward of the cumulative fair values of the Company’s call right liability for which fair value is determined by Level 3 inputs (in thousands):

Balances at December 31, 2017	$313
Decrease in fair value of call right liability at issuance of Series A-5	(313)

Balances at December 31, 2018	$—

Valuation of Derivative Liability

As of December 31, 2018, the Company’s derivative liability was comprised of the contingent interest rate reset features and a contingent feature to pay a success fee upon the occurrence of certain liquidity events in accordance with the loan and security agreement (refer to Note 7). The Company classified these instruments as a liability on its consolidated balance sheets because these features were not clearly and closely related to its host instrument and met the definition of a derivative. The derivative liability was initially recorded at fair value upon issuance of the loan and is being subsequently remeasured to fair value at each reporting date. Changes in the fair value of the derivative liability are recognized as a component of other income (expense), net in the consolidated statements of operations.

The fair value of the derivative liability recognized in connection with the Company’s loan and security agreement entered into on March 30, 2018 (“2018 Loan Agreement”) (see Note 7) was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the derivative liability was determined using the probability-weighted expected return method, which considered as inputs the type, timing and probability of occurrence of a change-of-control event, the future equity financing and cash settlement of the loans; the potential amount of the payment under each of these potential settlement scenarios; and the risk-adjusted discount rate reflecting the expected risk profile for each of the potential settlement scenarios.

The following table provides a roll forward of the aggregate fair values of the Company’s derivative liability, for which fair value is determined using Level 3 inputs (in thousands):

Balances at December 31, 2017	$—
Initial fair value of derivative liability in connection with loan	323
Change in fair value	67

Balances at December 31, 2018	390
Change in fair value	104

Balances at December 31, 2019	$494